PROPERTY AND EQUIPMENT	12 Months Ended
Sep. 30, 2014
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
3.	PROPERTY AND EQUIPMENT

At September 30, 2014 and 2013, property and equipment consisted of:

	Estimated
	Useful Life	2014	2013

Furniture and fixtures	5 years	$2,925	$2,925

Lab equipment	5 years	1,000	3,066

		3,925	5,991

Less - accumulated depreciation		3,925	5,669
		$-	$322

Depreciation expense for the years ended September 30, 2014 and 2013 was $322 and $586, respectively.

During the year ended September 30, 2014, the Company disposed of certain property and equipment with historical costs of $2,066 and accumulated depreciation thereon of $2,066.